Expense Example, No Redemption (Invesco Balanced-Risk Retirement 2030 Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Balanced-Risk Retirement 2030 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 650
3 Years	997
5 Years	1,368
10 Years	2,406
Class A5, Invesco Balanced-Risk Retirement 2030 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class A5
1 Year	650
3 Years	997
5 Years	1,368
10 Years	2,406
Class B, Invesco Balanced-Risk Retirement 2030 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	182
3 Years	703
5 Years	1,250
10 Years	2,560
Class C, Invesco Balanced-Risk Retirement 2030 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	182
3 Years	703
5 Years	1,250
10 Years	2,746
Class C5, Invesco Balanced-Risk Retirement 2030 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C5
1 Year	182
3 Years	703
5 Years	1,250
10 Years	2,746
Class R, Invesco Balanced-Risk Retirement 2030 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class R
1 Year	131
3 Years	550
5 Years	995
10 Years	2,231
Class R5, Invesco Balanced-Risk Retirement 2030 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class R5
1 Year	131
3 Years	550
5 Years	995
10 Years	2,231
Class Y, Invesco Balanced-Risk Retirement 2030 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	81
3 Years	396
5 Years	734
10 Years	$ 1,689